PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Property and equipment
Property and equipment, gross			$ 3,360	$ 3,211
Less: Accumulated depreciation			(3,027)	(2,992)
Property and equipment, net	425		333	219
Depreciation expenses	64	68	123	197
Research and development expenses
Property and equipment
Depreciation expenses			97	186
General and administrative expenses
Property and equipment
Depreciation expenses			26	11
Computer equipment
Property and equipment
Property and equipment, gross			1,421	1,324
Office and other equipment
Property and equipment
Property and equipment, gross			89	66
Laboratory equipment
Property and equipment
Property and equipment, gross			1,794	1,769
Leasehold improvements
Property and equipment
Property and equipment, gross			$ 56	$ 52